Related Party Transactions - Schedule of Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	$ 16,541	$ 18,499	$ 25,118
Bahrain LNG Joint Venture | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	1,100	400
Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	7,834	11,890	14,485
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized	$ 859	$ 571	$ 0
Affiliated Entity | Teekay Corporation
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor	10 years
Affiliated Entity | Teekay Corporation | Maximum
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract	15 years